Operating Leases - As Lessee (Details) - Vessels - USD ($)	1 Months Ended
	May 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Apr. 30, 2017	Jun. 30, 2018
Silent | Handymax | Bareboat
Operating Leases
Operating lease payments, daily rate					$ 7,500
Single | Handymax | Bareboat
Operating Leases
Operating lease payments, daily rate					7,500
Star I | Handymax | Bareboat
Operating Leases
Operating lease payments, daily rate					7,500
Sky | Handymax | Bareboat
Operating Leases
Operating lease payments, daily rate					6,000
Steel | Handymax | Bareboat
Operating Leases
Operating lease payments, daily rate					6,000
Stone I | Handymax | Bareboat
Operating Leases
Operating lease payments, daily rate					6,000
Style | Handymax | Bareboat
Operating Leases
Operating lease payments, daily rate					6,000
Miss Benedetta | MR | Time charter
Operating Leases
Operating lease payments, daily rate			$ 14,000		14,000
Operating lease, term of contract			1 year
Operating lease, extension option, term of contract			1 year
Operating lease payments, extension option, daily rate			$ 14,400
STI Beryl | MR | Bareboat
Operating Leases
Operating lease payments, daily rate					8,800
STI Le Rocher | MR | Bareboat
Operating Leases
Operating lease payments, daily rate					8,800
STI Larvotto | MR | Bareboat
Operating Leases
Operating lease payments, daily rate					8,800
Gan-Trust | MR | Time charter
Operating Leases
Operating lease payments, daily rate					13,950
Operating lease payments, extension option, daily rate					15,750
CPO New Zealand | MR | Time charter
Operating Leases
Operating lease payments, daily rate					15,250
CPO Australia | MR | Time charter
Operating Leases
Operating lease payments, daily rate					15,250
Ance | MR | Time charter
Operating Leases
Operating lease payments, daily rate					13,500
Operating lease payments, extension option, daily rate					15,000
Densa Alligator | LR2 | Time charter
Operating Leases
Operating lease payments, daily rate		$ 14,300			14,300
Operating lease, term of contract		6 months
Operating lease, extension option, term of contract		6 months
Operating lease payments, extension option, daily rate		$ 15,310
Densa Crocodile | LR2 | Time charter
Operating Leases
Operating lease payments, daily rate	$ 14,800				14,800
Operating lease, term of contract	6 months
Operating lease, extension option, term of contract	6 months
Operating lease payments, extension option, daily rate	$ 15,350
Krisjanis Valdemars | Handymax | Time charter
Operating Leases
Operating lease payments, daily rate, expired during six months ended June 30, 2018					11,250
Kraslava | Handymax | Time charter
Operating Leases
Operating lease payments, daily rate, expired during six months ended June 30, 2018					11,250
Vukovar | MR | Time charter
Operating Leases
Operating lease payments, daily rate, expired during six months ended June 30, 2018					17,034
Zefyros | MR | Time charter
Operating Leases
Operating lease payments, daily rate, expired during six months ended June 30, 2018					13,250
STI Beryl, STI Le Rocher, STI Larvotto
Operating Leases
Sale leaseback transaction, deposit per vessel					4,350,000
STI Beryl, STI Le Rocher, STI Larvotto | MR | Bareboat
Operating Leases
Leaseback, daily rate				$ 8,800
Sale leaseback transaction, gross proceeds per vessel				29,000,000
Sale leaseback transaction, deposit per vessel				$ 4,350,000
STI Beryl, STI Le Rocher, STI Larvotto | MR | Bareboat | Top of range
Operating Leases
Sale and leaseback, term of lease				8 years
CPO New Zealand and CPO Australia | MR | Time charter
Operating Leases
Operating lease payments, extension option, daily rate					$ 16,000